Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of transactions and balances between the Group and its related-parties
The table below details the transactions and balances between the Group and its related-parties:

Figures in million - SA rand	2021	2020	2019
Rand Refinery
Gold sales	319	298	506
Refining fees paid	(40)	(31)	(25)
Trade payable	(7)	(6)	(5)

Schedule of management personnel compensation
The directors and prescribed officers of Sibanye-Stillwater held the following equity-settled instruments in the above 2017 Share Plan and 2013 Share Plan at 31 December 2021:

	2020¹	Instruments granted	Equity-settled instruments vested during the year			Instruments forfeited	2021
	Number of instruments	Number of instruments	Number of instruments	Average price	Share proceeds (rand)[2]	Number of instruments	Number of instruments
Executive directors
Neal Froneman[3]	7,367,415	—	4,002,071	66.04	264,277,984	438,753	2,926,591
Charl Keyter	3,537,172	—	2,037,730	62.99	128,348,469	223,401	1,276,041
Prescribed officers[4]
Dawie Mostert	1,806,597	—	989,754	62.99	62,340,634	108,510	708,333
Themba Nkosi	1,545,938	—	795,975	62.99	50,135,281	87,265	662,698
Richard Stewart	2,092,644	—	1,135,892	62.99	71,545,294	124,531	832,221
Robert van Niekerk	2,977,711	—	1,633,445	62.99	102,884,170	175,258	1,169,008
[1] Prior to the implementation of a scheme of arrangement (refer note 26), the share awards were issued and settled by SGL. From 24 February 2020, all share awards are settled by the Company. No new equity-settled instruments were issued since 2019
[2] Amounts represent earnings taxable in the hands of the participants. These were calculated by taking vesting date closing share prices of the Company multiplied by the number of vested units
[3] Numbers include American Depositary Receipts (ADRs) and JSE listed shares and as a result of the dual service contract
4 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman - 827,604 number of instruments at 31 December 2020 (ceased performing an Executive Vice President (EVP) role on 6 September 2020)
•Shadwick Bessit - 1,319,721 number of instruments at 31 December 2020 (ceased performing an EVP role on 16 January 2021)
•Wayne Robinson - 1,848,201 number of instruments at 31 December 2020 (not a C-suite member)
The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments in the above 2020 Share Plan and 2021 Revised Share Plan as at 31 December 2021:

	2020	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2021
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	1,633,633	468,784	162,869	54.20	8,827,342	—	1,939,548
Charl Keyter	729,148	233,594	78,423	53.91	4,227,681	—	884,319
Prescribed officers[3]
Dawie Mostert	405,098	118,646	44,056	53.91	2,375,175	—	479,688
Themba Nkosi	326,499	94,611	38,113	53.90	2,054,441	—	382,997
Richard Stewart	407,957	165,783	44,285	53.92	2,387,830	—	529,455
Laurent Charbonnier	138,895	173,081	75,421	55.32	4,171,990	—	236,555
Lerato Legong	148,362	72,267	8,922	50.11	447,095	—	211,707
Robert van Niekerk	655,174	186,830	69,455	54.03	3,752,841	—	772,549
[1] Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
[2] Numbers include ADRs and JSE listed shares as a result of the dual service contract
3 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman - 34,920 number of instruments at 31 December 2020 (ceased performing an EVP role on 6 September 2020)
•Shadwick Bessit - 458,278 number of instruments at 31 December 2020 (ceased performing an EVP role on 16 January 2021)
•Hartley Dikgale - 1,646 number of instruments at 31 December 2020 (ceased performing an EVP role on 31 March 2020)
•Wayne Robinson - 390,937 number of instruments at 31 December 2020 (not a C-suite member)
Total key management personnel compensation recognised under IFRS[1]:

Figures in thousands - SA rand	2021	2020	2019
Short-term employee benefits	90,179	110,134	106,605
Post-employment benefits	4,421	6,009	5,300
Share-based payment	104,550	127,097	120,478
Total	199,150	243,240	232,383
1 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members and executive directors are disclosed under IFRS as key management personnel of Sibanye-Stillwater. For 2020, key management personnel included EVPs and executive directors
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2021 paid in 2022	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2021	2020	2019
Executive directors
Neal Froneman[1]	12,427	7,793	269,473	825	1,064	291,582	57,973	31,917
Charl Keyter	6,601	4,204	131,151	943	529	143,428	28,963	16,024
Prescribed officers[2]
Chris Bateman							66,959	25,289
Shadwick Bessit							14,789	10,595
Hartley Dikgale							29,159	7,898
Dawie Mostert	4,206	2,590	64,068	573	297	71,734	16,655	9,284
Themba Nkosi	3,930	2,378	51,720	362	258	58,648	15,286	8,117
Wayne Robinson							19,272	10,044
Richard Stewart	5,175	3,251	73,712	575	298	83,011	18,873	9,428
Robert van Niekerk	5,331	3,254	105,053	592	456	114,686	22,975	13,547
Laurent Charbonnier[3]	10,084	4,870	3,247	81	5,190	23,472	2,614	—
Lerato Legong[4]	3,447	2,192	1,461	470	109	7,679	2,875	—
Mika Seitovirta[5]	245	—	—	—	—	245	—	—
Total	51,446	30,532	699,885	4,421	8,201	794,485	296,393	142,143
[1] Entered into a dual service contract with effect 1 January 2020. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R14.79/US$ (2020: R16.46/US$) for the year ended 31 December 2021
2 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman - ceased performing an EVP role on 6 September 2020
•Shadwick Bessit - ceased performing an EVP role on 16 January 2021
•Hartley Dikgale - ceased performing an EVP role on 31 March 2020
•Wayne Robinson - not a C-suite member
[3] Assumed a prescribed officer role on 16 November 2020, remuneration paid in GBP was converted at the average exchange rate of R20.33/GBP (2020: R21.10/GBP) for the year ended 31 December 2021
[4] Assumed a prescribed officer role on 1 September 2020
[5] Assumed a prescribed officer role on 14 December 2021
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2021	2020	2019
Timothy Cumming	1,081	1,140	8	2,229	1,909	1,795
Savannah Danson	1,081	981	—	2,062	1,680	1,609
Barry Davison[1]	—	—	—	—	—	666
Harry Kenyon-Slaney	1,243	1,102	24	2,369	2,114	1,699
Richard Menell	2,194	525	—	2,719	2,114	1,831
Sello Moloko[2]	—	—	—	—	—	1,407
Nkosemntu Nika	1,081	661	—	1,742	1,708	1,609
Keith Rayner	1,081	1,304	—	2,385	1,864	1,881
Susan van der Merwe	1,081	661	—	1,742	1,716	1,609
Jeremiah Vilakazi	1,081	714	—	1,795	1,422	1,362
Vincent Maphai	3,265	—	—	3,265	2,756	822
Elaine Dorward-King[3]	1,243	351	24	1,618	1,107	—
Sindiswa Zilwa[4]	1,081	726	—	1,807	—	—
Wang Bin[5]	—	—	—	—	327	—
Lu Jiongjie[5]	—	—	—	—	327	—
Total	15,512	8,165	56	23,733	19,044	16,290
[1] Resigned as a non-executive director on 28 May 2019
[2] Resigned as a non-executive director on 30 September 2019
[3] Appointed as a non-executive director 27 March 2020
[4] Appointed as a non-executive director 1 January 2021
[5] Appointed and resigned as a non-executive director on 24 February 2020 and 27 March 2020, respectively
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2021 was[1]:

	Number of shares			%
	2021	2020	2019	2021	2020	2019
Executive directors
Neal Froneman[2,3]	6,636,286	4,829,128	4,858,723	0.24	0.17	0.18
Charl Keyter[3]	2,866,791	1,775,994	1,673,316	0.10	0.06	0.06
Non-executive directors
Timothy Cumming[3]	6,000	1,242	242	—	—	—
Richard Menell[3]	15,125	84,625	108,625	—	—	—
Keith Rayner[3]	68,992	68,992	68,992	—	—	—
Susan van der Merwe[3]	1,028	1,027	1,028	—	—	—
Jeremiah Vilakazi[3]	2,000	—	—	—	—	—
Vincent Maphai[3]	152,135	50,000	—	0.01	—	—
Savannah Danson[3]	2,519	2,519	—	—	—	—
Harry Kenyon-Slaney[3,4]	16,852	16,852	—	—	—	—
Elaine Dorward-King[3,5]	10,000	4,800	—	—	—	—
Total share ownership by directors	9,777,728	6,835,179	6,710,926
Prescribed officers[6]
Chris Bateman		—	32,747	—	—	—
Shadwick Bessit		94,707	31,652	—	—	—
Hartley Dikgale		—	184,311	—	—	0.01
Dawie Mostert[3]	26,466	38,975	38,975	—	—	—
Themba Nkosi[3]	204,533	59,022	796	0.01	—	—
Wayne Robinson		184,333	73,292	—	0.01	—
Richard Stewart[3]	739,633	105,303	362,747	0.03	—	0.01
Robert van Niekerk[3]	875,261	24,341	257,732	0.03	—	0.01
Laurent Charbonnier[3,7]	151,012	35,620	—	0.01	—	—
Total	11,774,633	7,377,480	7,693,178
[1] Following the implementation of the Scheme (refer note 26), the Directors’ shareholdings are in Sibanye Stillwater Limited
[2] Neal Froneman and his associates holds 90,479 ADRs at 31 December 2021 (2020: 3,213, 2019: 28,440) which convert to 361,916 (2020: 12,852, 2019: 113,760) ordinary shares in the Company
[3] Share ownership (including shares held by associates) in the Company at the date of this report was unchanged, except for the following:
•Neal Froneman - 8,230,978
•Charl Keyter - 1,466,181
•Savannah Danson - 16,519
•Dawie Mostert - 26,585
•Richard Stewart - 788,771
•Robert van Niekerk - 1,364,690
[4] Harry Kenyon-Slaney and his associates holds 4,213 ADRs at 31 December 2021 (2020: 4,213) which convert to 16,852 (2020: 16,852) ordinary shares in the Company
[5] Appointed during 2020. Elaine Dorward-King and her associates holds 2,500 ADRs at 31 December 2021 (2020: 1,200) which convert to 10,000 (2020: 4,800) ordinary shares in the Company
6 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman - ceased performing an EVP role on 6 September 2020
•Shadwick Bessit - ceased performing an EVP role on 16 January 2021
•Hartley Dikgale - ceased performing an EVP role on 31 March 2020
•Wayne Robinson - not a C-suite member
[7] Appointed during 2020. Laurent Charbonnier and his associates holds 37,753 ADRs at 31 December 2021 (2020: 8,905) which convert to 151,012 (2020: 35,620) ordinary shares in the Company